Class A ordinary shares subject to possible redemption (Details) - Common Stock Subject To Possible Redemption [Member]	Sep. 30, 2021 $ / shares shares
Class A ordinary shares subject to possible redemption (Details) [Line Items]
Common stock, shares authorized	500,000,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares outstanding	38,259,457